Expense Example - Prospectus #2 - Calvert Floating-Rate Advantage Fund	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class I 1 Year	Class I 3 Years	Class I 5 Years	Class I 10 Years	Class R6 1 Year	Class R6 3 Years	Class R6 5 Years	Class R6 10 Years
USD ($)	576	1,149	1,747	3,361	234	777	1,346	2,895	234	756	1,305	2,803